Leases (Details) $ in Thousands	6 Months Ended
	Mar. 31, 2024 USD ($) m²	Mar. 31, 2023 USD ($)
Leases [Line Items]
Remaining terms	3 years 4 months 24 days
Lease covering (in Square Meters) | m²	19,436
Lease security deposit	$ 400
Operating lease liabilities	$ 273	$ 264
Remaining lease term	3 years 4 months 24 days
Weighted average discount rate	15.60%